A

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 99.3%
	ADVERTISING & MARKETING - 0.2%
18,904	QuinStreet, Inc.(a)	$ 320,801

	AEROSPACE & DEFENSE - 1.4%
6,032	AAR Corporation(a)	328,080
4,827	Aerojet Rocketdyne Holdings, Inc.(a)	271,953
3,200	AeroVironment, Inc.(a)	274,368
4,622	Hexcel Corporation	337,175
1,181	Huntington Ingalls Industries, Inc.	254,151
9,242	Spirit AeroSystems Holdings, Inc., Class A	315,892
2,820	Woodward, Inc.	279,180
		2,060,799
	APPAREL & TEXTILE PRODUCTS - 0.8%
42,855	Hanesbrands, Inc.	243,416
6,786	Kontoor Brands, Inc.	353,890
2,903	Oxford Industries, Inc.	341,422
6,463	Skechers USA, Inc., Class A(a)	287,668
		1,226,396
	ASSET MANAGEMENT - 0.6%
7,972	B Riley Financial, Inc.(b)	317,126
4,202	Cohen & Steers, Inc.	304,057
4,635	Stifel Financial Corporation	309,757
		930,940
	AUTOMOTIVE - 1.6%
17,950	Dana, Inc.	284,328
3,341	Dorman Products, Inc.(a)	310,813
9,922	Gentex Corporation	283,273
4,160	Gentherm, Inc.(a)	264,202
26,965	Goodyear Tire & Rubber Company (The)(a)	306,322
2,189	Lear Corporation	305,694
7,765	Standard Motor Products, Inc.	302,602
2,073	Visteon Corporation(a)	346,274
		2,403,508
	BANKING - 9.6%
5,743	Ameris Bancorp	274,917

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	BANKING - 9.6% (Continued)
3,084	BancFirst Corporation	$ 278,331
8,027	BankUnited, Inc.	284,316
19,322	Brookline Bancorp, Inc.	250,413
11,779	Byline Bancorp, Inc.	290,352
2,895	City Holding Company	284,289
3,983	Commerce Bancshares, Inc.	263,475
4,315	Community Bank System, Inc.	263,431
9,557	Customers Bancorp, Inc.(a)	294,356
6,134	Eagle Bancorp, Inc.	268,731
4,107	East West Bancorp, Inc.	312,994
7,485	FB Financial Corporation	282,110
10,966	First Busey Corporation	264,719
19,388	First Commonwealth Financial Corporation	310,402
11,195	First Financial Bancorp	275,845
7,867	First Financial Bankshares, Inc.	288,562
11,054	First Horizon Corporation	273,808
6,984	First Interstate BancSystem, Inc., Class A	248,211
20,755	FNB Corporation	296,174
16,091	Fulton Financial Corporation	276,765
5,476	Glacier Bancorp, Inc.	259,453
9,020	Hilltop Holdings, Inc.	299,193
11,885	Home BancShares, Inc.	286,429
21,162	Hope Bancorp, Inc.	271,085
4,315	Independent Bank Group, Inc.	253,981
5,904	International Bancshares Corporation	286,521
15,379	Lakeland Bancorp, Inc.	296,046
6,241	NBT Bancorp, Inc.	253,322
31,537	New York Community Bancorp, Inc.	280,049
19,400	Northwest Bancshares, Inc.	268,108
3,736	Prosperity Bancshares, Inc.	274,559
7,187	Renasant Corporation	258,588
7,918	S&T Bancorp, Inc.	295,025
7,667	Sandy Spring Bancorp, Inc.	252,628
3,924	ServisFirst Bancshares, Inc.	290,180

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	BANKING - 9.6% (Continued)
7,534	Southside Bancshares, Inc.	$ 287,723
7,229	Synovus Financial Corporation	302,244
4,483	Texas Capital Bancshares, Inc.(a)	296,909
18,795	TFS Financial Corporation	272,340
8,787	Towne Bank	266,510
3,239	UMB Financial Corporation	293,648
15,205	Umpqua Holdings Corporation	268,520
6,712	United Bankshares, Inc.	273,648
8,019	United Community Banks, Inc.	265,509
24,032	Valley National Bancorp	278,291
5,726	Webster Financial Corporation	304,165
7,314	WesBanco, Inc.	264,401
4,594	Westamerica BanCorporation	253,221
4,564	Western Alliance Bancorp	338,832
3,198	Wintrust Financial Corporation	294,632
5,528	Zions Bancorp NA	279,827
		14,247,788
	BEVERAGES - 0.2%
532	Coca-Cola Consolidated, Inc.	296,244

	BIOTECH & PHARMA - 4.4%
9,749	Agios Pharmaceuticals, Inc.(a)	246,747
22,480	Amicus Therapeutics, Inc.(a)	296,511
13,149	Arcus Biosciences, Inc.(a)	239,443
23,910	BioCryst Pharmaceuticals, Inc.(a)	211,604
19,941	Biohaven Ltd.(a)	304,698
34,967	Coherus Biosciences, Inc.(a)	236,727
5,943	Cytokinetics, Inc.(a)	257,688
16,673	Deciphera Pharmaceuticals, Inc.(a)	241,759
23,218	Emergent BioSolutions, Inc.(a)	287,439
5,905	Enanta Pharmaceuticals, Inc.(a)	286,393
16,985	Exelixis, Inc.(a)	290,104
4,755	Halozyme Therapeutics, Inc.(a)	228,192
4,350	Heska Corporation(a)	354,220

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	BIOTECH & PHARMA - 4.4% (Continued)
5,127	Intra-Cellular Therapies, Inc.(a)	$ 251,377
21,753	Ironwood Pharmaceuticals, Inc.(a)	245,156
6,007	Mirati Therapeutics, Inc.(a)	275,361
121,344	Nektar Therapeutics(a)	167,455
2,279	Neurocrine Biosciences, Inc.(a)	234,965
7,003	Pacira BioSciences, Inc.(a)	298,118
4,306	Prestige Consumer Healthcare, Inc.(a)	259,437
14,742	Revance Therapeutics, Inc.(a)	511,546
7,124	Sage Therapeutics, Inc.(a)	296,643
2,107	Sarepta Therapeutics, Inc.(a)	257,328
10,782	Syndax Pharmaceuticals, Inc.(a)	273,324
		6,552,235
	BUSINESS DEVELOPMENT COMPANIES - 0.4%
20,494	Hercules Capital, Inc.(b)	322,780
21,921	New Mountain Finance Corporation	277,520
		600,300
	CABLE & SATELLITE - 0.2%
388	Cable One, Inc.	267,957

	CHEMICALS - 3.8%
7,126	AdvanSix, Inc.	293,235
2,218	Balchem Corporation	288,340
4,066	Cabot Corporation	323,369
8,847	Chemours Company (The)	302,390
58,595	Codexis, Inc.(a)	283,307
3,800	HB Fuller Company	265,088
3,836	Ingevity Corporation(a)	316,700
2,642	Innospec, Inc.	289,193
3,102	Materion Corporation	346,431
4,481	Minerals Technologies, Inc.	272,221
879	NewMarket Corporation	301,937
5,111	Olin Corporation	295,160
1,639	Quaker Houghton	320,883
2,278	Rogers Corporation(a)	335,322

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	CHEMICALS - 3.8% (Continued)
2,798	RPM International, Inc.	$ 247,987
3,718	Sensient Technologies Corporation	280,300
12,046	Trinseo plc	279,226
8,277	Valvoline, Inc.	291,350
1,689	WD-40 Company	292,923
		5,625,362
	COMMERCIAL SUPPORT SERVICES - 2.4%
6,086	ABM Industries, Inc.	294,623
5,754	Brady Corporation, Class A	317,391
5,034	Brink's Company (The)	328,469
5,781	CBIZ, Inc.(a)	289,570
1,879	CorVel Corporation(a)	338,746
7,595	Forrester Research, Inc.(a)	249,800
42,957	Harsco Corporation(a)	363,416
2,382	Insperity, Inc.	295,582
5,324	Korn Ferry	297,558
13,787	TrueBlue, Inc.(a)	257,817
1,398	UniFirst Corporation	274,190
11,111	Viad Corporation(a)	285,664
		3,592,826
	CONSTRUCTION MATERIALS - 1.0%
1,158	Carlisle Companies, Inc.	299,019
2,035	Eagle Materials, Inc.	285,551
8,939	MDU Resources Group, Inc.	284,707
3,060	Simpson Manufacturing Company, Inc.	330,052
9,574	Summit Materials, Inc., Class A(a)	282,816
		1,482,145
	CONSUMER SERVICES - 1.0%
2,561	Grand Canyon Education, Inc.(a)	290,136
8,923	Matthews International Corporation, Class A	340,502
2,349	Medifast, Inc.	263,393
3,923	Service Corp International	264,920
12,162	Upbound Group, Inc.	326,550
		1,485,501

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	CONTAINERS & PACKAGING - 0.6%
2,469	AptarGroup, Inc.	$ 288,181
5,229	Silgan Holdings, Inc.	279,229
2,297	UFP Technologies, Inc.(a)	270,403
		837,813
	ELECTRIC UTILITIES - 1.4%
4,190	ALLETE, Inc.	256,386
3,847	Black Hills Corporation	236,244
6,457	Hawaiian Electric Industries, Inc.	261,186
2,514	IDACORP, Inc.	259,948
3,861	MGE Energy, Inc.	273,281
6,857	OGE Energy Corporation	244,932
3,137	Ormat Technologies, Inc.	265,139
5,529	PNM Resources, Inc.	270,921
		2,068,037
	ELECTRICAL EQUIPMENT - 2.7%
3,605	AAON, Inc.	327,911
3,166	Advanced Energy Industries, Inc.	294,691
5,504	Alarm.com Holdings, Inc.(a)	279,768
2,391	Atkore International Group, Inc.(a)	349,134
2,482	Badger Meter, Inc.	301,861
3,762	Belden, Inc.	317,438
5,754	Cognex Corporation	272,855
9,261	FARO Technologies, Inc.(a)	251,899
5,382	Itron, Inc.(a)	300,154
7,385	National Instruments Corporation	373,016
3,413	OSI Systems, Inc.(a)	315,873
18,176	SMART Global Holdings, Inc.(a)	303,539
1,846	Watts Water Technologies, Inc., Class A	323,475
		4,011,614
	ENGINEERING & CONSTRUCTION - 1.9%
3,200	AECOM	276,352
2,352	Comfort Systems USA, Inc.	342,075
1,826	EMCOR Group, Inc.	305,344
2,736	Exponent, Inc.	281,534

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	ENGINEERING & CONSTRUCTION - 1.9% (Continued)
3,153	Installed Building Products, Inc.	$ 363,793
5,147	KBR, Inc.	283,651
3,189	MasTec, Inc.(a)	311,629
1,886	Tetra Tech, Inc.	258,175
1,735	TopBuild Corporation(a)	360,169
		2,782,722
	FOOD - 2.5%
4,968	Cal-Maine Foods, Inc.	282,182
4,354	Darling Ingredients, Inc.(a)	275,478
9,429	Flowers Foods, Inc.	262,881
10,330	Fresh Del Monte Produce, Inc.	323,122
16,805	Hain Celestial Group, Inc. (The)(a)	299,633
18,304	Herbalife Nutrition Ltd.(a)	354,183
2,760	Ingredion, Inc.	274,344
1,807	J & J Snack Foods Corporation	255,166
3,336	John B Sanfilippo & Son, Inc.	299,473
3,032	Lamb Weston Holdings, Inc.	305,140
1,374	Lancaster Colony Corporation	263,781
20,101	Phibro Animal Health Corporation, Class A	315,787
3,002	Post Holdings, Inc.(a)	270,060
		3,781,230
	FORESTRY, PAPER & WOOD PRODUCTS - 0.4%
4,572	Louisiana-Pacific Corporation	267,508
6,422	Trex Company, Inc.(a)	328,357
		595,865
	GAS & WATER UTILITIES - 1.5%
2,922	American States Water Company	260,935
2,422	Atmos Energy Corporation	273,226
2,296	Chesapeake Utilities Corporation	294,094
4,282	National Fuel Gas Company	245,273
5,466	New Jersey Resources Corporation	278,930
3,576	ONE Gas, Inc.	286,652
4,369	Southwest Gas Holdings, Inc.	275,291

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	GAS & WATER UTILITIES - 1.5% (Continued)
3,937	Spire, Inc.	$ 277,165
		2,191,566
	HEALTH CARE FACILITIES & SERVICES - 2.7%
3,294	Acadia Healthcare Company, Inc.(a)	238,848
2,728	Addus HomeCare Corporation(a)	296,370
3,251	Amedisys, Inc.(a)	298,929
535	Chemed Corporation	279,045
63,520	Community Health Systems, Inc.(a)	384,932
2,878	Ensign Group, Inc. (The)	257,523
4,406	HealthEquity, Inc.(a)	287,139
1,280	Medpace Holdings, Inc.(a)	248,166
4,540	National HealthCare Corporation	252,969
14,023	Owens & Minor, Inc.(a)	214,973
7,765	Premier, Inc., Class A	249,955
10,924	Select Medical Holdings Corporation	297,024
9,779	Surgery Partners, Inc.(a)	327,108
5,600	Tenet Healthcare Corporation(a)	327,768
		3,960,749
	HEALTH CARE REIT – 0.9%
14,626	CareTrust REIT, Inc.	287,693
24,362	Medical Properties Trust, Inc.(b)	250,929
9,733	Omega Healthcare Investors, Inc.	260,747
18,829	Physicians Realty Trust	279,234
21,855	Sabra Health Care REIT, Inc.	260,293
		1,338,896
	HOME & OFFICE PRODUCTS - 0.8%
9,583	HNI Corporation	299,469
20,798	Newell Brands, Inc.	305,523
7,911	Tempur Sealy International, Inc.	338,116
66,394	Tupperware Brands Corporation(a)	272,215
		1,215,323
	HOME CONSTRUCTION - 3.3%
5,532	American Woodmark Corporation(a)	282,021
3,960	Armstrong World Industries, Inc.	312,246

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	HOME CONSTRUCTION - 3.3% (Continued)
4,751	Fortune Brands Home & Security, Inc.	$ 294,324
7,589	Griffon Corporation	276,771
27,526	Interface, Inc.	242,779
8,491	KB Home	299,478
2,912	LGI Homes, Inc.(a)	303,751
5,867	M/I Homes, Inc.(a)	339,347
3,343	Masonite International Corporation(a)	296,858
36,204	Masterbrand, Inc.(a)	352,628
2,929	Meritage Homes Corporation(a)	319,935
4,464	Patrick Industries, Inc.	325,202
15,119	PGT Innovations, Inc.(a)	319,767
8,892	Taylor Morrison Home Corporation(a)	318,600
5,414	Toll Brothers, Inc.	324,515
14,524	Tri Pointe Homes, Inc.(a)	346,252
		4,954,474
	HOTEL REIT - 0.8%
33,274	DiamondRock Hospitality Company	290,149
25,643	RLJ Lodging Trust	290,792
3,322	Ryman Hospitality Properties, Inc.	308,181
20,698	Xenia Hotels & Resorts, Inc.	290,600
		1,179,722
	HOUSEHOLD PRODUCTS - 1.0%
7,025	Edgewell Personal Care Company	299,968
8,058	Energizer Holdings, Inc.	291,941
2,443	Helen of Troy Ltd.(a)	275,302
2,807	Inter Parfums, Inc.	337,991
6,404	Nu Skin Enterprises, Inc., Class A	255,135
		1,460,337
	INDUSTRIAL INTERMEDIATE PRODUCTS - 0.8%
2,362	Chart Industries, Inc.(a)	315,327
10,612	Proto Labs, Inc.(a)	333,641
3,833	Timken Company (The)	327,530
824	Valmont Industries, Inc.	261,480
		1,237,978

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	INDUSTRIAL REIT - 0.6%
1,836	EastGroup Properties, Inc.	$ 299,764
5,632	First Industrial Realty Trust, Inc.	297,088
4,995	Rexford Industrial Realty, Inc.	301,997
		898,849
	INDUSTRIAL SUPPORT SERVICES - 0.9%
2,162	Applied Industrial Technologies, Inc.	308,863
8,716	Textainer Group Holdings Ltd.	286,931
1,088	Watsco, Inc.	331,524
2,171	WESCO International, Inc.(a)	359,475
		1,286,793
	INSTITUTIONAL FINANCIAL SERVICES - 0.4%
2,474	Evercore, Inc., Class A	324,539
4,668	SEI Investments Company	281,247
		605,786
	INSURANCE - 3.4%
1,980	American Financial Group, Inc.	265,538
5,200	AMERISAFE, Inc.	283,608
2,171	Assurant, Inc.	276,564
11,858	CNO Financial Group, Inc.	303,802
6,293	Employers Holdings, Inc.	279,472
51,265	Genworth Financial, Inc., Class A(a)	319,381
2,006	Hanover Insurance Group, Inc. (The)	279,797
7,236	Horace Mann Educators Corporation	267,443
5,534	Kemper Corporation	340,894
7,948	Mercury General Corporation	270,629
12,974	NMI Holdings, Inc., Class A(a)	302,813
1,913	Primerica, Inc.	367,181
15,573	ProAssurance Corporation	309,747
1,911	Reinsurance Group of America, Inc.	276,082
2,072	RLI Corporation	285,750
3,213	Safety Insurance Group, Inc.	259,257
5,722	Trupanion, Inc.(a),(b)	339,772
		5,027,730

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	INTERNET MEDIA & SERVICES - 0.3%
10,882	HealthStream, Inc.(a)	$ 279,123
6,172	TechTarget, Inc.(a)	232,870
		511,993
	LEISURE FACILITIES & SERVICES - 2.4%
10,217	BJ's Restaurants, Inc.(a)	326,944
8,551	Cheesecake Factory, Inc. (The)(b)	320,149
31,641	Cinemark Holdings, Inc.(a)	430,635
3,980	Jack in the Box, Inc.	312,032
2,024	Marriott Vacations Worldwide Corporation	309,652
3,289	Papa John's International, Inc.	276,112
5,072	SeaWorld Entertainment, Inc.(a)	327,651
6,560	Shake Shack, Inc., Class A(a)	365,982
7,006	St Joe Company (The)	300,067
2,971	Texas Roadhouse, Inc.	301,675
11,970	Wendy's Company (The)	262,861
		3,533,760
	LEISURE PRODUCTS - 1.7%
3,745	Brunswick Corporation	327,388
2,975	Fox Factory Holding Corporation(a)	349,562
2,694	Polaris, Inc.	306,443
5,340	Sturm Ruger & Company, Inc.	311,162
3,598	Thor Industries, Inc.	327,382
13,730	Topgolf Callaway Brands Corporation(a)	318,261
11,123	Vista Outdoor, Inc.(a)	317,673
5,142	Winnebago Industries, Inc.	326,826
		2,584,697
	MACHINERY - 4.3%
1,963	AGCO Corporation	276,410
2,749	Albany International Corporation, Class A	277,429
2,706	Crane Holdings Company	324,125
1,635	Curtiss-Wright Corporation	285,782
4,611	Donaldson Company, Inc.	291,646
3,107	ESCO Technologies, Inc.	289,541
3,386	Franklin Electric Company, Inc.	323,600

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	MACHINERY - 4.3% (Continued)
4,034	Graco, Inc.	$ 280,524
6,309	Hillenbrand, Inc.	297,406
2,961	John Bean Technologies Corporation	328,345
1,540	Kadant, Inc.	330,576
11,280	Kennametal, Inc.	319,562
1,883	Lincoln Electric Holdings, Inc.	316,212
1,148	Nordson Corporation	252,147
3,090	Oshkosh Corporation	275,597
2,254	Regal Rexnord Corporation	355,321
2,643	Standex International Corporation	305,742
4,406	Tennant Company	312,033
6,342	Terex Corporation	375,510
2,391	Toro Company (The)	264,062
12,756	Zurn Elkay Water Solutions Corporation	293,388
		6,374,958
	MEDICAL EQUIPMENT & DEVICES - 2.0%
22,463	Artivion, Inc.(a)	297,410
5,493	Exact Sciences Corporation(a)	342,379
6,224	Glaukos Corporation(a)	293,960
3,658	Globus Medical, Inc., Class A(a)	213,408
3,463	Haemonetics Corporation(a)	269,318
1,735	ICU Medical, Inc.(a)	296,060
4,836	Integra LifeSciences Holdings Corporation(a)	268,978
19,250	Myriad Genetics, Inc.(a)	364,209
17,804	Neogen Corporation(a)	314,953
6,596	NuVasive, Inc.(a)	285,145
		2,945,820
	METALS & MINING - 1.0%
80,617	Coeur Mining, Inc.(a)	251,525
6,644	Compass Minerals International, Inc.	255,993
1,974	Encore Wire Corporation	381,003
49,043	Hecla Mining Company	252,571
2,404	Royal Gold, Inc.	285,571
		1,426,663

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	MORTGAGE FINANCE - 0.4%
25,301	Apollo Commercial Real Estate Finance, Inc.	$ 290,709
21,348	Invesco Mortgage Capital, Inc.(b)	267,490
		558,199
	MULTI ASSET CLASS REIT - 0.4%
15,292	Elme Communities	284,584
27,071	LXP Industrial Trust	282,351
		566,935
	OFFICE REIT – 0.9%
10,471	Corporate Office Properties Trust	266,278
9,739	Highwoods Properties, Inc.	258,084
7,043	Kilroy Realty Corporation	253,689
29,552	Piedmont Office Realty Trust, Inc., Class A	270,401
16,978	Veris Residential, Inc.(a)	274,025
		1,322,477
	OIL & GAS PRODUCERS - 0.7%
1,989	Chord Energy Corporation	267,759
7,802	SM Energy Company	230,237
46,554	Southwestern Energy Company(a)	246,736
9,934	World Fuel Services Corporation	272,688
		1,017,420
	OIL & GAS SERVICES & EQUIPMENT - 0.4%
15,557	Oceaneering International, Inc.(a)	324,986
29,445	Select Energy Services, Inc., Class A	218,482
		543,468
	PUBLISHING & BROADCASTING - 0.9%
20,671	EW Scripps Company (The), Class A(a)	260,868
135,589	Gannett Company, Inc.(a)	410,835
6,862	Scholastic Corporation	312,976
3,996	World Wrestling Entertainment, Inc., Class A	335,664
		1,320,343
	RENEWABLE ENERGY - 0.6%
4,766	Ameresco, Inc., Class A(a)	209,466
3,663	EnerSys	332,197

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	RENEWABLE ENERGY - 0.6% (Continued)
8,917	Green Plains, Inc.(a)	$ 309,152
		850,815
	RESIDENTIAL REIT - 0.2%
16,137	Independence Realty Trust, Inc.	291,918

	RETAIL - CONSUMER STAPLES - 1.1%
18,513	Big Lots, Inc.	265,662
1,206	Casey's General Stores, Inc.	250,788
1,536	Five Below, Inc.(a)	313,805
5,786	Ollie's Bargain Outlet Holdings, Inc.(a)	332,925
8,360	Sprouts Farmers Market, Inc.(a)	253,224
3,290	Weis Markets, Inc.	251,488
		1,667,892
	RETAIL - DISCRETIONARY - 3.3%
1,511	Asbury Automotive Group, Inc.(a)	343,148
1,663	Avis Budget Group, Inc.(a)	365,294
4,178	Builders FirstSource, Inc.(a)	354,211
1,336	Burlington Stores, Inc.(a)	286,238
834	Dillard's, Inc., Class A(b)	297,246
60,881	EVgo, Inc.(a),(b)	361,024
3,964	Hibbett, Inc.	285,131
1,327	Lithia Motors, Inc.	338,624
8,682	MarineMax, Inc.(a)	291,542
6,004	Monro, Inc.	302,842
7,005	National Vision Holdings, Inc.(a)	261,707
5,172	Rush Enterprises, Inc., Class A	293,149
21,717	Sally Beauty Holdings, Inc.(a)	349,427
10,499	Sleep Number Corporation(a)	418,489
5,471	Sonic Automotive, Inc., Class A	311,245
		4,859,317
	RETAIL REIT - 1.3%
18,979	Acadia Realty Trust	276,524
10,471	Four Corners Property Trust, Inc.	284,288
12,913	Kite Realty Group Trust	280,470

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	RETAIL REIT - 1.3% (Continued)
5,943	National Retail Properties, Inc.	$ 269,337
18,067	Retail Opportunity Investments Corporation	257,093
6,708	Saul Centers, Inc.	263,759
15,156	Tanger Factory Outlet Centers, Inc.	286,297
		1,917,768
	SEMICONDUCTORS - 4.4%
11,288	Amkor Technology, Inc.	290,779
3,434	Axcelis Technologies, Inc.(a)	441,406
4,681	Azenta, Inc.(a)	205,449
10,681	CEVA, Inc.(a)	337,092
3,660	Cirrus Logic, Inc.(a)	376,065
8,440	Cohu, Inc.(a)	313,968
3,554	Diodes, Inc.(a)	325,866
12,195	FormFactor, Inc.(a)	367,070
2,864	IPG Photonics Corporation(a)	352,959
4,205	Lattice Semiconductor Corporation(a)	357,257
8,023	MaxLinear, Inc.(a)	274,467
3,211	MKS Instruments, Inc.	311,242
3,789	Power Integrations, Inc.	311,645
9,487	Semtech Corporation(a)	292,294
2,008	Silicon Laboratories, Inc.(a)	358,488
2,862	Synaptics, Inc.(a)	336,600
2,530	Universal Display Corporation	343,701
14,613	Veeco Instruments, Inc.(a)	310,819
12,578	Vishay Intertechnology, Inc.	267,031
3,963	Wolfspeed, Inc.(a)	293,183
		6,467,381
	SOFTWARE - 4.6%
62,562	8x8, Inc.(a)	332,830
11,765	ACI Worldwide, Inc.(a)	304,125
23,135	Alignment Healthcare, Inc.(a)	229,962
15,379	Allscripts Healthcare Solutions, Inc.(a)	255,445
5,375	Alteryx, Inc., Class A(a)	351,041
4,600	Blackbaud, Inc.(a)	256,174

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	SOFTWARE - 4.6% (Continued)
3,992	Calix, Inc.(a)	$ 204,191
4,294	CommVault Systems, Inc.(a)	252,831
7,443	Digi International, Inc.(a)	248,373
4,338	Guidewire Software, Inc.(a)	304,571
27,012	LivePerson, Inc.(a)	273,361
2,235	Manhattan Associates, Inc.(a)	321,281
1,947	MicroStrategy, Inc., Class A(a)	510,639
4,809	New Relic, Inc.(a)	350,913
5,385	Omnicell, Inc.(a)	293,159
7,899	Pegasystems, Inc.	366,356
5,377	Progress Software Corporation	308,855
10,120	Q2 Holdings, Inc.(a)	326,674
2,418	Qualys, Inc.(a)	285,687
7,980	Rapid7, Inc.(a)	377,454
2,112	SPS Commerce, Inc.(a)	318,152
11,296	Varonis Systems, Inc.(a)	305,896
		6,777,970
	SPECIALTY FINANCE - 2.0%
5,644	Encore Capital Group, Inc.(a)	291,682
7,074	Enova International, Inc.(a)	344,858
6,963	Essent Group Ltd.	299,061
5,187	First American Financial Corporation	294,518
12,804	LendingTree, Inc.(a)	421,635
20,885	MGIC Investment Corporation	287,378
2,976	Nelnet, Inc., Class A	279,357
3,455	Walker & Dunlop, Inc.	301,380
4,117	World Acceptance Corporation(a)	384,362
		2,904,231
	SPECIALTY REIT - 0.2%
2,886	Lamar Advertising Company, Class A	301,760

	STEEL - 1.1%
9,079	ATI, Inc.(a)	369,062
5,603	Commercial Metals Company	289,955

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	STEEL - 1.1% (Continued)
1,345	Reliance Steel & Aluminum Company	$ 333,345
2,777	Steel Dynamics, Inc.	350,207
5,438	Worthington Industries, Inc.	328,673
		1,671,242
	TECHNOLOGY HARDWARE - 3.4%
14,453	ADTRAN Holdings, Inc.	252,205
2,604	Arrow Electronics, Inc.(a)	307,246
10,198	Benchmark Electronics, Inc.	242,610
14,881	Extreme Networks, Inc.(a)	278,572
1,899	F5, Inc.(a)	271,519
54,558	GoPro, Inc., Class A(a)	283,156
20,764	Harmonic, Inc.(a)	273,877
5,469	InterDigital, Inc.	399,183
3,974	Jabil, Inc.	329,961
16,470	Knowles Corporation(a)	279,661
5,187	Lumentum Holdings, Inc.(a)	279,112
11,593	NCR Corporation(a)	295,969
8,328	NetScout Systems, Inc.(a)	236,848
2,640	Plexus Corporation(a)	253,150
4,739	Sanmina Corporation(a)	286,520
3,306	Super Micro Computer, Inc.(a)	323,889
18,029	TTM Technologies, Inc.(a)	239,605
8,617	ViaSat, Inc.(a)	273,676
		5,106,759
	TECHNOLOGY SERVICES - 2.4%
903	CACI International, Inc., Class A(a)	264,579
4,741	CSG Systems International, Inc.	266,444
1,602	ExlService Holdings, Inc.(a)	263,545
455	Fair Isaac Corporation(a)	308,212
5,855	Genpact Ltd.	279,459
2,731	ICF International, Inc.	271,707
1,544	Jack Henry & Associates, Inc.	253,587
978	MarketAxess Holdings, Inc.	333,939
3,705	MAXIMUS, Inc.	304,106

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	TECHNOLOGY SERVICES - 2.4% (Continued)
3,898	Perficient, Inc.(a)	$ 275,978
43,993	Sabre Corporation(a)	222,605
2,444	Science Applications International Corporation	260,628
1,662	WEX, Inc.(a)	320,450
		3,625,239
	TELECOMMUNICATIONS - 1.2%
74,315	Consolidated Communications Holdings, Inc.(a)	225,174
16,288	EchoStar Corporation, Class A(a)	325,108
203,409	Globalstar, Inc.(a)	260,364
5,271	Iridium Communications, Inc.(a)	323,481
17,121	Shenandoah Telecommunications Company	334,201
25,946	Telephone and Data Systems, Inc.	329,255
		1,797,583
	TIMBER REIT - 0.2%
8,250	Rayonier, Inc.	277,035

	TRANSPORTATION & LOGISTICS - 2.5%
10,370	Air Transport Services Group, Inc.(a)	217,044
4,007	Allegiant Travel Company(a)	410,918
15,754	CryoPort, Inc.(a)	341,232
2,574	Forward Air Corporation	265,663
17,661	Heartland Express, Inc.	284,872
3,416	Hub Group, Inc., Class A(a)	313,350
5,179	Knight-Swift Transportation Holdings, Inc.	294,374
1,663	Landstar System, Inc.	300,654
4,334	Matson, Inc.	288,254
3,255	Ryder System, Inc.	318,697
1,289	Saia, Inc.(a)	349,151
6,736	Werner Enterprises, Inc.	312,887
		3,697,096
	TRANSPORTATION EQUIPMENT - 0.2%
6,529	Allison Transmission Holdings, Inc.	310,128

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	WHOLESALE - CONSUMER STAPLES - 0.2%
7,713	Andersons, Inc. (The)	$ 351,944

	WHOLESALE - DISCRETIONARY - 0.8%
6,118	ePlus, Inc.(a)	331,412
20,880	KAR Auction Services, Inc.(a)	298,375
9,268	ScanSource, Inc.(a)	288,976
2,246	Veritiv Corporation	340,135
		1,258,898

	TOTAL COMMON STOCKS (Cost $142,350,184)	147,369,995

	COLLATERAL FOR SECURITIES LOANED — 1.5%
	MONEY MARKET FUND - 1.5%
2,179,143	Fidelity Government Portfolio - Institutional Class, 4.50% (Cost $2,179,143)(c)(d)	2,179,143

	TOTAL INVESTMENTS - 100.8% (Cost $144,529,327)	$ 149,549,138
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.8)%	(1,222,116)
	NET ASSETS - 100.0%	$ 148,327,022

LTD - Limited Company

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of February 28, 2023 was $2,130,794.
(c)	Security was purchased with cash received as collateral for securities on loan at February 28, 2023. Total collateral had a value of $2,179,143 at February 28, 2023.
(d)	Rate disclosed is the seven day effective yield as of February 28, 2023.